SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                                       OF
       EVERGREEN SELECT FIXED INCOME FUNDS EVERGREEN SELECT EQUITY FUNDS
                      EVERGREEN STATE MUNICIPAL BOND FUNDS
                  EVERGREEN SOUTHERN STATE MUNICIPAL BOND FUNDS
                     EVERGREEN NATIONAL MUNICIPAL BOND FUNDS
                            EVERGREEN BALANCED FUNDS
                        EVERGREEN GROWTH AND INCOME FUNDS
                         EVERGREEN DOMESTIC GROWTH FUNDS
                             EVERGREEN SECTOR FUNDS
                 EVERGREEN INTERMEDIATE AND LONG TERM BOND FUNDS
                EVERGREEN SHORT AND INTERMEDIATE TERM BOND FUNDS
                 EVERGREEN INTERNATIONAL AND GLOBAL GROWTH FUNDS
                          EVERGREEN MONEY MARKET FUNDS
                   EVERGREEN INSTITUTIONAL MONEY MARKET FUNDS
                        EVERGREEN VARIABLE ANNUITY FUNDS
                           (collectively the "Funds")

I. Effective January 2, 2002, the section of each Fund's SAI entitled SERVICE PROVIDERS is revised as follows:

Administrator

         Evergreen Investment Services, Inc. (EIS), 200 Berkeley Street, Boston, MA 02116-5034, a subsidiary of Wachovia Corporation, serves as administrator to the Funds, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Evergreen Funds with facilities, equipment and personnel and is entitled to receive annual fees from the Funds at the following rate:

Evergreen Select Fixed Income Funds*, Evergreen Select Equity Funds, Evergreen State Municipal Bond Funds, Evergreen Southern State Municipal Bond Funds, Evergreen National Municipal Bond Funds, Evergreen Balanced Funds, Evergreen Domestic Growth Funds, Evergreen Growth and Income Funds, Evergreen Sector Funds, Evergreen International and Global Growth Funds, Evergreen Short and Intermediate Term Bond Funds, Evergreen Intermediate and Long Term Bond Funds and Evergreen Variable Annuity Funds

           ========================================== =====================

                Average Daily Net Assets of the          Administrative
                Evergreen Fluctuating NAV Funds        Service Fee Rates

           ------------------------------------------ ---------------------
           ------------------------------------------ ---------------------

                       First $50 billion                      0.100%

           ------------------------------------------ ---------------------
           ------------------------------------------ ---------------------
                       Next $25 billion                       0.090%

           ------------------------------------------ ---------------------
           ------------------------------------------ ---------------------
                       Next $25 billion                       0.080%

           ------------------------------------------ ---------------------
           ------------------------------------------ ---------------------
                       Next $25 billion                       0.075%

           ------------------------------------------ ---------------------
           ------------------------------------------ ---------------------

                  On assets over $125 billion                 0.050%
           ========================================== =====================

     *Evergreen Fixed Income Fund II does not pay an administrative service fee.

Evergreen Money Market Funds and Evergreen Institutional Money Market Funds*

           ========================================== =====================

                Average Daily Net Assets of the          Administrative
                 Evergreen Money Market Funds          Service Fee Rates

           ------------------------------------------ ---------------------
           ------------------------------------------ ---------------------


                       First $60 billion                        0.60%

           ------------------------------------------ ---------------------
           ------------------------------------------ ---------------------
                       Next $40 billion                         0.055%

           ------------------------------------------ ---------------------
           ------------------------------------------ ---------------------
                       Next $25 billion                         0.050%

           ------------------------------------------ ---------------------
           ------------------------------------------ ---------------------

                   On assets over $125 billion                  0.040%
           ========================================== =====================

         *SNAP Fund does not pay an administrative service fee.

Transfer Agent

         Evergreen Service Company, LLC (ESC), P.O. Box 2121, Boston, MA 02106-9970, a subsidiary of Wachovia Corporation, is the Funds' transfer agent. ESC issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts. Each Fund pays ESC annual fees as follows:

          ==================================== =============== ==============

                                                 Annual Fee     Annual Fee
                                                  Per Open      Per Closed
                                                  Account*       Account**

          Fund Type

          ------------------------------------ --------------- --------------
          ------------------------------------ --------------- --------------

          Monthly Dividend Funds*                  $26.75          $9.00
          ------------------------------------ --------------- --------------
          ------------------------------------ --------------- --------------
          Quarterly Dividend Funds*                $25.75          $9.00
          ------------------------------------ --------------- --------------
          ------------------------------------ --------------- --------------
          Semiannual Dividend Funds*               $24.75          $9.00
          ------------------------------------ --------------- --------------
          ------------------------------------ --------------- --------------
          Annual Dividend Funds*                   $24.75          $9.00
          ------------------------------------ --------------- --------------
          ------------------------------------ --------------- --------------
          Money Market Funds*                      $26.75          $9.00
          ==================================== =============== ==============

     * For shareholder accounts only. The Fund pays ESC cost plus 15% for broker accounts.
     ** Closed accounts are maintained on the system in order to facilitate historical and tax information.

         In addition, effective January 2, 2002, the section of the SAI entitled ADVISORY FEES for Evergreen Foundation Fund, Evergreen Growth and Income Fund and Evergreen Fund is revised as follows:

         Evergreen Investment Management Company, LLC is entitled to receive an annual fee based on each Fund's average daily net assets, as follows:

Evergreen Foundation Fund

                  ================================== =================

                      Average Daily Net Assets             Fee

                  ---------------------------------- -----------------

                         first $750 million               0.725%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          next $250 million               0.600%
                  ---------------------------------- -----------------

                           Over $1 billion                0.550%
                  ================================== =================


Evergreen Growth and Income Fund

                  ================================== =================

                      Average Daily Net Assets             Fee

                  ---------------------------------- -----------------

                         first $500 million               0.725%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          next $750 million               0.700%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          next $750 million               0.650%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                           Over $2 billion                0.625%
                  ================================== =================

Evergreen Fund

                  ================================== =================

                      Average Daily Net Assets             Fee

                  ---------------------------------- -----------------

                         first $500 million               0.750%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          next $500 million               0.700%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                           next $1 billion                0.650%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                           Over $2 billion                0.625%
                  ================================== =================


January 3, 2002                                                 560357 1/02